Offerings - Offering: 1	Sep. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value NIS 0.20 per share
Amount Registered | shares	2,836,205
Proposed Maximum Offering Price per Unit	9.38
Maximum Aggregate Offering Price	$ 26,603,602.90
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,073.01
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares of the Registrant that become issuable under the Registrant's 2008 Share Incentive Plan, as amended (the "Plan") by reason of any share dividend, share split, recapitalization or similar transaction effected without the Registrant's receipt of consideration that would increase the number of outstanding ordinary shares. (b) Represents the additional 2,836,205 ordinary shares issuable under the Plan. (c) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act based on the average of the high ($9.50) and low ($9.26) prices of the ordinary shares on The Nasdaq Stock Market LLC on August 29, 2025 (1) The aggregate maximum offering price of all securities issued or issuable by Gilat Satellite Networks Ltd. (the "Registrant") that are registered pursuant to this Registration Statement shall not exceed $150,000,000. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (2) Units may consist of one or more shares of ordinary shares, warrants, debt securities or subscription rights issued by the Registrant, other property, or any combination thereof. (3) Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is registering hereby $150,000,000 of unsold securities (the "Unsold Securities") previously registered under the Registrant's prior Registration Statement on Form F-3 (File No. 333-266044) filed on July 7, 2022 (the "Prior Registration Statement"). The registration fee of $13,905 relating to the Unsold Securities, which the Registrant previously paid (including through fee offset), will continue to be applied to those Unsold Securities pursuant to Rule 415(a)(6), and except as set forth herein no additional registration fee is being paid as to those Unsold Securities. Pursuant to Rule 415(a)(6), the offering of such Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In addition to Unsold Securities being carried forward from the Prior Registration Statement, the Registrant is also paying a registration fee of $9,060 due to the difference between the fee rate that applied to the Prior Registration Statement and the fee rate that applies to this Registration Statement. (4) Pursuant to Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell Unsold Securities under the Prior Registration Statement until the earlier of (i) the date on which this Registration Statement is declared effective by the U.S. Securities and Exchange Commission, and (ii) January 14, 2026, which is 180 days after the third-year anniversary of the effective date of the Prior Registration Statement (the "Expiration Date"). Pursuant to Rule 415(a)(6) under the Securities Act, if on or prior to the Expiration Date the Registrant sells Unsold Securities under the Prior Registration Statement, the Registrant shall file a pre-effective amendment to this Registration Statement to update the amount of Unsold Securities which are being registered under this Registration Statement, and upon effectiveness of this Registration Statement may continue to offer and sell such Unsold Securities under this Registration Statement.